FORWARD FUNDS

Forward Focus Fund

Supplement dated November 1, 2010

to the

Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus; and

Summary Prospectus for Class A Shares and Class C Shares of the Forward Focus Fund

each dated May 1, 2010, as supplemented

The following information applies to the Forward Focus Fund (the “Fund”) only:

Effective as of November 1, 2010: (i) the management fee Forward Management, LLC (“Forward Management”), the Fund’s investment advisor, receives from the Fund has been permanently reduced from an annual rate (as a percentage of the Fund’s average daily net assets) of 1.00% to an annual rate of 0.75%; and (ii) the expense limitation agreement by and between Forward Funds and Forward Management has been amended such that Forward Management agrees to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses and extraordinary expenses) for Class A shares and Class C shares to annual rates (as a percentage of the Fund’s average daily net assets) of 1.49% and 1.94%, respectively. Accordingly, effective as of November 1, 2010, the “Annual Fund Operating Expenses” table for the Fund and “Examples” table for the Fund on page 60 of the Prospectus and page 1 of the Summary Prospectus are hereby replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee	0.75%	0.75%
Distribution (12b-1) Fees	0.35%	0.75%
Shareholder Services Fees	0.20%	0.25%
Other Expenses(1)	0.69%	0.69%
Total Annual Fund Operating Expenses	1.99%	2.44%
Fee Waiver and/or Expense Reimbursement(2)	–0.50%	–0.50%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.49%	1.94%

(1)	Other Expenses for Class C shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A shares and C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.49% and 1.94%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C
1 Year	$718	$297
3 Years	$1,118	$713
5 Years	$1,542	$1,255
10 Years	$2,718	$2,734

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C
1 Year	$718	$197
3 Years	$1,118	$713
5 Years	$1,542	$1,255
10 Years	$2,718	$2,734

****

Effective as of October 20, 2010, the Appendix to the Prospectus, which contains a description of certain market indices, is hereby supplemented with the following:

Russell 2500 Index: The Russell 2500 Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000 Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP FOCUS LOAD 11012010

FORWARD FUNDS

Forward Focus Fund

Supplement dated November 1, 2010

to the

Forward Funds Investor Class and Institutional Class Shares Prospectus; and

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Focus Fund

each dated May 1, 2010, as supplemented

The following information applies to the Forward Focus Fund (the “Fund”) only:

Effective as of November 1, 2010: (i) the management fee Forward Management, LLC (“Forward Management”), the Fund’s investment advisor, receives from the Fund has been permanently reduced from an annual rate (as a percentage of the Fund’s average daily net assets) of 1.00% to an annual rate of 0.75%; and (ii) the expense limitation agreement by and between Forward Funds and Forward Management has been amended such that Forward Management agrees to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses and extraordinary expenses) for Investor Class shares and Institutional Class shares to annual rates (as a percentage of the Fund’s average daily net assets) of 1.34% and 0.99%, respectively. Accordingly, effective as of November 1, 2010, the “Annual Fund Operating Expenses” table for the Fund and “Examples” table for the Fund on page 60 of the Prospectus and page 1 of the Summary Prospectus are hereby replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses	0.69%	0.69%
Total Annual Fund Operating Expenses	1.84%	1.49%
Fee Waiver and/or Expense Reimbursement(1)	–0.50%	–0.50%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.34%	0.99%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2011 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.34% and 0.99%, respectively.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$136	$101
3 Years	$530	$422
5 Years	$948	$765
10 Years	$2,115	$1,735

****

Effective as of October 20, 2010, the Appendix to the Prospectus, which contains a description of certain market indices, is hereby supplemented with the following:

Russell 2500 Index: The Russell 2500 Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000 Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP FOCUS NOLOAD 11012010

FORWARD FUNDS

Supplement dated November 1, 2010

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2010, as supplemented

Effective as of November 1, 2010, the information concerning the investment advisory fee paid by the Forward Focus Fund (formerly the Forward Legato Fund) as contained in the table on pages 17 and 18 of the SAI is hereby replaced to read as follows:

Fund	Advisory Fee
Forward Focus Fund	0.75%

****

Effective as of November 1, 2010, the information concerning the total expense limits agreed to by the Investment Advisor with respect to the Forward Focus Fund as contained in the table on pages 22 and 23 of the SAI is hereby replaced to read as follows:

Fund	Class	End Date	Expense Limit
Forward Focus Fund	Class A	April 30, 2011	1.49%
Forward Focus Fund	Class C	April 30, 2011	1.94%
Forward Focus Fund	Investor Class	April 30, 2011	1.34%
Forward Focus Fund	Institutional Class	April 30, 2011	0.99%

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP FOCUS SAI 11012010